Revenues	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenues

Note 2: Revenues

Revenues by type and geography

The following tables disaggregate revenues by type and geography and reconcile them to reportable segments (see note 3).

Revenues by type (millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations / Rounding		Total
Three months ended June 30,(1)	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
Recurring	748	684	462	421	209	187	188	176	-	-	(6)	(5)	1,601	1,463
Transactions	24	20	75	59	102	87	41	42	-	-	-	-	242	208
Global Print	-	-	-	-	-	-	-	-	111	114	-	-	111	114
Total	772	704	537	480	311	274	229	218	111	114	(6)	(5)	1,954	1,785

Revenues by type (millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations / Rounding		Total
Six months ended June 30,(1)	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
Recurring	1,487	1,354	911	828	438	392	374	351	-	-	(14)	(11)	3,196	2,914
Transactions	41	38	234	200	283	240	67	63	-	-	(3)	-	622	541
Global Print	-	-	-	-	-	-	-	-	223	230	-	-	223	230
Total	1,528	1,392	1,145	1,028	721	632	441	414	223	230	(17)	(11)	4,041	3,685

Revenues by geography(2) (millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations / Rounding		Total
Three months ended June 30,(1)	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
U.S.	603	549	390	362	227	204	64	61	87	90	(6)	(5)	1,365	1,261
Canada	29	27	11	9	11	10	2	1	7	8	-	-	60	55
Other	9	8	32	23	58	44	3	3	3	3	-	-	105	81
Americas	641	584	433	394	296	258	69	65	97	101	(6)	(5)	1,530	1,397
U.K.	82	74	43	38	8	9	115	107	8	8	-	-	256	236
Other	14	13	45	35	2	1	32	34	1	1	-	-	94	84
EMEA	96	87	88	73	10	10	147	141	9	9	-	-	350	320
Asia Pacific	35	33	16	13	5	6	13	12	5	4	-	-	74	68
Total	772	704	537	480	311	274	229	218	111	114	(6)	(5)	1,954	1,785

Revenues by geography(2) (millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations / Rounding		Total
Six months ended June 30,(1)	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025	2026	2025
U.S.	1,194	1,092	837	780	558	499	116	102	175	182	(17)	(11)	2,863	2,644
Canada	58	52	22	18	22	20	3	2	14	15	-	-	119	107
Other	18	16	61	46	111	85	5	5	5	6	-	-	200	158
Americas	1,270	1,160	920	844	691	604	124	109	194	203	(17)	(11)	3,182	2,909
U.K.	164	146	88	76	15	15	228	217	16	16	-	-	511	470
Other	27	24	98	76	4	3	63	63	3	2	-	-	195	168
EMEA	191	170	186	152	19	18	291	280	19	18	-	-	706	638
Asia Pacific	67	62	39	32	11	10	26	25	10	9	-	-	153	138
Total	1,528	1,392	1,145	1,028	721	632	441	414	223	230	(17)	(11)	4,041	3,685

(1)
The Company revised its Legal Professionals, Corporates and Tax, Audit & Accounting Professionals segment results for the three and six months ended June 30, 2025. See note 1.
(2)
Revenues by geography are based on the location of the customer. Revenues from the Reuters agreement with the Data & Analytics business of London Stock Exchange Group (“LSEG”), the Company’s largest customer, are included entirely in the U.K. Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.